FUNDING DEBTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FUNDING DEBTS
Short-term Funding Debts	$ 1,617,683	¥ 10,525,134	¥ 6,968,488
Long-term Funding Debts	$ 25,610	166,629	21,014
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS
Short-term Funding Debts		9,627,850	5,537,031
Long-term Funding Debts		157,321
Liabilities to Institutional Funding Partners
FUNDING DEBTS
Short-term Funding Debts		897,284	1,275,643
Long-term Funding Debts		¥ 9,308	21,014
Assets-backed securitized debts
FUNDING DEBTS
Short-term Funding Debts			¥ 155,814